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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--
Invesco Aim Advisors, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173

713 626 1919
www.invescoaim.com

July 28, 2008


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  AIM Sector Funds
     CIK 0000725781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Sector Funds (the "Fund") that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, as applicable, of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No.51 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 51 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on July 23, 2008.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Sincerely,

/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel